Details of Significant Accounts - Employee benefit expenses, schedule of employee benefit expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Wages and salaries	$ 12,978	$ 11,107
Remuneration to directors	345	345
Employee insurance fees	778	711
Pension costs	445	416
Employee stock options	900	1,437
Other personnel expenses	429	463
Employee benefit expenses	$ 15,875	$ 14,479